Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jan. 31, 2019	Jul. 31, 2021
Disclosure Of Income Taxes [Line Items]
Amount of tax recovered	$ 38
Additional income tax by denying the tax deductibility		$ 1,420